Tax - Summary of Tax on (Loss)/Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income tax [line items]
Total income tax charge for the year	$ 260	$ 164	[1]	$ 96	[1]
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year	$ 172	$ 134		$ 112

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).